Schedule I - Financial Information of Registrant Sch 1 - NOTES (Details) (Parent [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent [Member]
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	$ 0	$ 0	$ 0.3